Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Intangible assets recorded related to acquisitions	$ 8,778	$ 31,393
Amortization expense on intangible assets	266,283	256,367	$ 260,328
Selling, General and Administrative Expense	575,553	508,136	534,515
Unpaid capital expenditure purchased	5,158	384	852
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Impairment expense	$ 823	$ 1,254	$ 5,036